Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Jun. 30, 2025
Office equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Computer equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives	3 years